UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09941

Ambassador Funds

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(Exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Address of principal executive offices) (Zip Code)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

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(Name and address of agent for service)

Registrant's telephone number, including area code:  313-961-3111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.   Schedule of Investments

The following is the schedule of investments as of March 31, 2012 for the Ambassador Money Market Funds, a Delaware statutory trust, consisting of four series:  Ambassador Money Market Fund, Selkirk Opportunities Fund, Selkirk Core Fund and Selkirk Income Fund.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
March 31, 2012 (unaudited)
Commercial Paper – 35.0%*
Security Description	Principal Amount	Value ($)
Banking-Foreign-Asian – 2.9%
Korea Development Bank NY, 0.85%, 04/09/12	6,000,000	5,998,867

Banking-Foreign-Canada – 4.2%
Bank of Nova Scotia, 0.12%, 04/16/12	8,592,000	8,591,570

Banking-Foreign-France – 2.9%
Natexis Banques Popularies U.S. Finance Co., 0.14% 04/02/12	6,000,000	5,999,977

Banking-Foreign-Japan – 4.4%
BTM Capital Corp.(b), 0.34%, 04/05/12	3,000,000	2,999,887
BTM Capital Corp.(b), 0.51%, 06/01/12	6,000,000	5,994,815
		8,994,702
Banking – Supranational – 2.9%
Corp Andina (b), 0.14%, 04/02/12	6,000,000	5,999,977

Banking-U.K. – 2.9%
Standard Chartered (b), 0.61%, 09/07/12	6,000,000	5,983,835

Building Products-Doors & Windows – 2.4%
AGC Capital, Inc. (b), 0.35%, 04/16/12	5,000,000	4,999,271

Distribution - Wholesale – 2.9%
Louis Dreyfus Corp., 0.46%, 04/02/12	6,000,000	5,999,923

Diversified Financial Services – 2.3%
GE Capital Services, 0.39%, 06/01/12	4,700,000	4,696,894

Investment Management/Advisory – 2.9%
Allianceberstein (b), 0.21%, 04/02/12	6,000,000	5,999,965

Oil Companies-Integrated – 4.3%
ENI Finance USA, Inc.(b), 0.49%, 04/13/12	5,000,000	4,999,183
ENI Finance USA, Inc.(b), 0.56%, 04/24/12	4,000,000	3,998,569
		8,997,752

TOTAL COMMERCIAL PAPER (COST $72,262,733) (a)		72,262,733

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
March 31, 2012
Commercial Paper-Asset Backed – 55.9%* (c)
Security Description	Principal Amount	Value ($)
Banking-U.S. – 12.1%
Charta LLC (b), 0.35%, 04/02/12	6,000,000	5,999,942
Crown Point Capital Co. (b), 0.41%, 04/02/12	7,000,000	6,999,920
Jupiter Securitization Corp. (b), 0.08%, 04/02/12	6,000,000	5,999,987
Market Street Funding LLC (b), 0.07%, 04/02/12	6,000,000	5,999,988
		24,999,837
Banking-Foreign-Australia – 2.9%
Sydney Capital Corp. (b), 0.27%, 06/15/12	6,000,000	5,996,625

Banking-Foreign-Canada – 7.2%
Fairway Finance Corp. (b), 0.13%, 04/05/12	4,844,000	4,843,930
White Point Funding, Inc. (b), 0.30%, 04/09/12	4,000,000	3,999,733
White Point Funding, Inc. (b), 0.51%, 06/01/12	6,000,000	5,994,815
		14,838,478
Banking-Foreign-France – 12.6%
Antalis U.S. Funding Corp. (b), 0.33%, 04/03/12	4,000,000	3,999,927
Barton Capital Corp. (b), 0.43%, 04/09/12	6,000,000	5,999,427
LMA Americas LLC (b), 0.50%, 04/02/12	6,000,000	5,999,917
LMA Americas LLC (b), 0.45%, 04/18/12	4,000,000	3,999,150
Scaldis Capital LLC (b), 0.50%, 05/14/12	6,000,000	5,996,417
		25,994,838
Banking-Foreign-Germany – 7.3%
Autobahn Funding Co. LLC (b), 0.29%, 04/24/12	5,000,000	4,999,073
Silver Tower US Funding (b), 0.64%, 04/02/12	10,000,000	9,999,822
		14,998,895
Banking-Foreign-Japan – 2.7%
Manhattan Asset Funding Co. (b), 0.18%, 04/05/12	2,489,000	2,488,950
Manhattan Asset Funding Co. (b), 0.18%, 04/09/12	3,000,000	2,999,880
		5,488,830
Banking-Foreign-U.K. – 2.9%
Thames Asset Global Securities, Inc. (b), 0.25%, 04/10/12	6,000,000	5,999,625

Finance-Other Services – 5.8%
Anglesea Funding LLC (b), 0.30%, 04/02/12	6,000,000	5,999,950
Ebury Finance LLC (b), 0.40%, 04/02/12	6,000,000	5,999,933
		11,999,883
Food & Beverage – 2.4%
Golden Funding Corp. (b), 0.26%, 04/24/12	5,002,000	5,001,169

TOTAL COMMERCIAL PAPER - ASSET BACKED (COST $115,318,180) (a)		115,318,180

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
March 31, 2012
Mutual Funds – 9.1% (d)
Security Description	Principal Amount	Value ($)

Fidelity Government Fund	18,680,815	18,680,815

TOTAL MUTUAL FUND		18,680,815
(COST $18,680,815) (a)

TOTAL INVESTMENTS – 100.0% (COST $206,261,728)(a)		206,261,728

OTHER ASSETS LESS LIABILITIES – (0.0%)(d)		(35,930)

TOTAL NET ASSETS – 100.0%		$206,225,798

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on policies approved by the Board of

Trustees.

(c)

The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

(d) Unrounded amount is less than 0.0002%.

* Rate presented indicates the effective yield at time of purchase.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments at March 31, 2012, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (unaudited)

AMBASSADOR MONEY MARKET FUND	(Level 1)	(Level 2)	(Level 3)	Total
Commercial Paper	$0	$72,263	$0	$72,263
Commercial Paper-Asset Backed	$0	$115,318	$0	$115,318
Money Market Fund	$18,681	$0	$0	$18,681

FUND TOTAL	$18,681	$187,581	$0	$206,262

(a)

Rounds to less than a thousand.

The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Ambassador Funds
Selkirk Opportunities Fund	Schedule of Portfolio Investments
		March 31, 2012 (unaudited)
COMMON STOCKS - 84.8%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 8.3%

Consumer Services - 8.3%
200	Hillenbrand, Inc.	4,590
200	Matthews Int’l Corp.	6,328
		10,918

Consumer Staples - 5.7%

Food Beverage & Tobacco - 3.1%
*75	McCormick & Co., Inc.	4,082

Household & Personal Products - 2.6%
*50	Clorox Co.	3,438

Financials - 14.8%

Diversified Financials - 11.5%
200	Federated Investors, Inc. – CL B	4,482
200	Legg Mason, Inc.	5,586
350	Charles Schwab Corp.	5,030
		15,098

Insurance - 3.3%
125	Willis Group Holdings Plc	4,372

Health Care - 24.1%

Health Care Equipment & Services - 18.6%
50	Landauer, Inc.	2,651
*300	Lincare Holdings, Inc.	7,764
200	OmniCare, Inc.	7,114
*100	Patterson Companies, Inc.	3,340
50	WellPoint, Inc.	3,690
		24,559

Pharmaceuticals & Biotechnology - 5.5%
*200	Charles River Laboratories Int’l, Inc.	7,218

Industrials - 8.3%

Capital Goods - 2.0%
*50	Graco, Inc.	2,653

Commercial & Professional Services - 6.3%
*100	Cintas Corp.	3,912
100	Equifax, Inc.	4,426
		8,338

Information Technology - 20.8%

Software & Services - 14.8%
300	Broadridge Financial Solutions, Inc.	7,173
100	Fair Isaac Corp.	4,390
450	Western Union	7,920
		19,483

Technology Hardware & Equipment - 6.0%
*225	Dell, Inc.	3,735
*100	Zebra Technologies Corp. – CL A	4,118
		7,853

Materials - 2.8%

Materials - 2.8%
50	Sigma-Aldrich Corp.	3,653

Total Common Stocks		111,665
(Cost $107,007)(a)

Mutual Funds - 15.3%

20,175	Fidelity Institutional Government Money Market Fund	20,175

Total Mutual Funds		20,175
(Cost $20,175)(a)

Total Investments - 100.1%		131,840
(Cost $127,182)(a)

Other Net Assets Less Liabilities - (0.1%)		(158)

Net Assets - 100%		131,682

(a)

Cost for book and tax purposes is $127,182; the aggregate gross unrealized appreciation is $5,554 and aggregate gross unrealized depreciation is $896, resulting in net unrealized depreciation of $4,658.

*Non-income producing security.

Ambassador Funds
Selkirk Core Fund	Schedule of Portfolio Investments
		March 31, 2012 (unaudited)
COMMON STOCKS - 87.9%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 4.8%

Media - 1.9%
*75	Walt Disney Co.	3,284

Retailing - 2.9%
100	Home Depot, Inc.	5,031

Consumer Staples - 20.7%

Food & Staples Retailing - 7.4%
*225	Sysco Corp.	6,718
*100	Wal-Mart Stores, Inc.	6,120
		12,838

Food Beverage & Tobacco - 5.5%
75	Kraft Foods, Inc. – CL A	2,851
100	PepsiCo, Inc.	6,635
		9,486

Household & Personal Products - 7.8%
*50	Clorox Co.	3,437
*150	Procter & Gamble Co.	10,081
		13,518

Financials - 12.4%

Diversified Financials - 12.4%
*100	American Express Co.	5,786
150	Capital One Financial Corp.	8,361
500	Charles Schwab Corp.	7,185
		21,332

Health Care - 20.1%

Health Care Equipment & Services - 11.1%
50	Becton Dickinson & Co.	3,883
*200	Medtronic, Inc.	7,838
100	WellPoint, Inc.	7,380
		19,101

Pharmaceuticals & Biotechnology - 9.0%
150	Johnson & Johnson	9,894
250	Pfizer, Inc.	5,665
		15,559

Industrials - 8.6%

Capital Goods - 6.3%
50	Emerson Electric Co.	2,609
300	General Electric Co.	6,021
25	3M Co.	2,230
		10,860

Transportation - 2.3%
50	United Parcel Service, Inc. – CL B	4,036

Information Technology - 21.3%

Software & Services - 12.7%
*300	Microsoft Corp.	9,675
700	Western Union Co.	12,320
		21,995

Technology Hardware & Equipment - 8.6%
*200	Cisco Systems, Inc.	4,230
*350	Dell, Inc.	5,810
200	Hewlett-Packard Co.	4,766
		14,806

Total Common Stocks		151,846
(Cost $147,091)(a)

Mutual Funds -12.3%

21,155	Fidelity Institutional Government Money Market Fund	21,155

Total Mutual Funds		21,155
(Cost $21,155)(a)

Total Investments - 100.2%		173,001
(Cost $168,246)(a)

Other Net Assets Less Liabilities - (0.2%)		(302)

Net Assets - 100%		$172,699

(a)

Cost for book and tax purposes is $168,246; the aggregate gross unrealized appreciation is $6,615 and aggregate gross unrealized depreciation is $1,860, resulting in net unrealized depreciation of $4,755.

*Non-income producing security.

Ambassador Funds
Selkirk Income Fund	Schedule of Portfolio Investments
		March 31, 2012 (unaudited)
COMMON STOCKS - 95.9%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 2.4%

Consumer Services - 2.4%
175	Hillenbrand, Inc.	4,016

Consumer Staples – 27.9%

Food & Staples Retailing - 6.2%
*250	Sysco Corp.	7,465
*50	Wal-Mart Stores, Inc.	3,060
		10,525

Food Beverage & Tobacco - 11.7%
*150	Campbell Soup Co.	5,077
125	Kraft Foods, Inc. – CL A	4,751
150	PepsiCo, Inc.	9,953
		19,781

Household & Personal Products - 10.0%
*100	Clorox Co.	6,875
*150	Procter & Gamble Co.	10,082
		16,957

Energy - 2.5%

Energy - 2.5%
50	Exxon Mobil Corp.	4,336

Financials - 7.4%

Diversified Financials - 7.4%
300	Federated Investors, Inc. – CL B	6,723
400	Charles Schwab Corp.	5,748
		12,471

Health Care - 22.8%

Health Care Equipment & Services - 10.2%
75	Becton Dickinson & Co.	5,824
*250	Lincare Holdings, Inc.	6,470
*125	Medtronic, Inc.	4,899
		17,193

Pharmaceuticals & Biotechnology - 12.6%
*75	Abbott Laboratories	4,597
150	Johnson & Johnson	9,894
300	Pfizer, Inc.	6,798
		21,289

Industrials - 11.0%

Capital Goods - 7.4%
400	General Electric Co.	8,028
50	3M Co.	4,460
		12,488

Transportation - 3.6%
75	United Parcel Service, Inc. – CL B	6,054

Information Technology - 21.9%

Semiconductors and Semiconductor Equipment - 3.3%
*200	Intel Corp.	5,622

Software & Services - 14.2%
175	Broadridge Financial Solutions, Inc.	4,184
*250	Microsoft Corp.	8,063
150	Paychex, Inc.	4,649
400	Western Union Co.	7,040
		23,936

Technology Hardware & Equipment - 4.4%
*350	Cisco Systems, Inc.	7,402

Total Common Stocks		162,070
(Cost $156,712)(a)

Mutual Funds - 4.2%

7,096	Fidelity Institutional Government Money Market Fund	7,096

Total Mutual Funds		7,096
(Cost $7,096)(a)

Total Investments - 100.1%		169,166
(Cost $163,808)(a)

Other Net Assets Less Liabilities - (0.1%)		(220)

Net Assets - 100%		$168,946

(a)

Cost for book and tax purposes is $163,808; the aggregate gross unrealized appreciation is $6,181 and aggregate gross unrealized depreciation is $823, resulting in net unrealized depreciation of $5,358.

*Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments at March 31, 2012, based on the inputs used to value them (in thousands):

NVESTMENTS IN SECURITIES (unaudited)

	(Level 1)	(Level 2)	(Level 3)	Total
Selkirk Opportunities Fund
Common Stocks	$112	$0	$0	$112
Money Market Fund	$20	$0	$0	$20

Fund Total	$132	$0	$0	$132

Selkirk Core Fund
Common Stocks	$152	$0	$0	$152
Money Market Fund	$21	$0	$0	$21

Fund Total	$173	$0	$0	$173

Selkirk Income Fund
Common Stocks	$162	$0	$0	$162
Money Market Fund	$7	$0	$0	$7

Fund Total	$169	$0	$0	$169

The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act (17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ambassador Funds

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  Brian T. Jeffries

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Brian T. Jeffries, Principal Executive Officer

Date:  May 23,  2012

By (Signature and Title)* /s/  Maria C. De Nicolo

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Maria C. De Nicolo, Principal Financial Officer

Date:  May 23, 2012